Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2018
Above market acquired charters [Abstract]
Above market acquired charters
Above market acquired charters	Book Value
Carrying amount as at January 1, 2017	$90,243

Amortization	$ (15,208)

Carrying amount as at December 31, 2017	$75,035

Acquisitions	$ 10,041
Amortization	$ (16,890)

Carrying amount as at December 31, 2018	$68,186

Above market acquired charter future amortization expense
For the year ending December 31,	Amount
2019	$17,084
2020	$14,287
2021	$10,652
2022	$8,371
2023	$8,371
Thereafter	$9,421

Total	$ 68,186